CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (33,709)	$ (25,872)	$ (11,073)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation expense	2,278	1,168	298
Depreciation and amortization	223	144
Non-cash rent expense	(76)	11
Modification of warrant in connection with license agreement			923
Mark to market revaluation of Series A Investor Instrument and Series A Investor Right/Obligation	1,863		500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,889)	41	(581)
Deferred issuance costs	9	1,472	(1,481)
Tenant improvement allowance		376
Accounts payable, accrued expenses and other current liabilities	1,946	160	3,838
Deferred grant income		(249)	249
Due to related parties	(105)	(470)	575
Net cash used in operating activities	(29,460)	(23,219)	(6,752)
Investing activities
Purchases of short-term investments	(126,917)	(15,222)
Maturities of short-term investments	17,006	11,169
Purchases of property, plant and equipment	(133)	(1,057)	(17)
Net cash used in investing activities	(110,044)	(5,110)	(17)
Financing activities
Net proceeds from issuance of common stock	125,658
Net proceeds from issuance of Series A Convertible Preferred Stock	40,842		39,617
Equity contribution			2,094
Proceeds from the exercise of stock options	700
Net cash provided by financing activities	167,200		41,711
Net increase (decrease) in cash, cash equivalents and restricted cash	27,696	(28,329)	34,942
Cash, cash equivalents and restricted cash at beginning of year	6,765	35,094	152
Cash, cash equivalents and restricted cash at end of year	$ 34,461	$ 6,765	$ 35,094